/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending December  31, 2000

MFS Intermediate Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
12/11
Shares of
Beneficial Interest
100000
6.5
7.21
Merrill Lynch
12/26
Shares of Beneficial Interest
70000
6.625
7.30
Merrill Lynch
12/29
Shares of Beneficial Interest
100000
6.6875
7.30
Merrill Lynch
















































































Total Shares Repurchased: 270,000
Remarks:	None.

MFS Intermediate Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer